Provisions - Summary of Provisions Used Explanatory (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Provisions Used [Line Items]
Beginning balance	$ 324,260	$ 304,740	$ 266,803
Additions (reversal)	75,784	101,300	53,090
Utilization	(11,769)	(81,780)	(15,153)
Ending balance	388,275	324,260	304,740
Less non-current portion	(331,652)	(207,093)	(218,890)
Current balance	56,623	117,167	85,850
Provision For Leased Aircraft Return
Disclosure Of Provisions Used [Line Items]
Beginning balance	310,085	270,989	235,728
Additions (reversal)	77,389	95,092	50,000
Utilization	(8,222)	(55,996)	(14,739)
Ending balance	379,252	310,085	270,989
Less non-current portion	(331,652)	(207,093)	(218,890)
Current balance	47,600	102,992	52,099
Litigations Provision
Disclosure Of Provisions Used [Line Items]
Beginning balance	14,175	9,751	7,075
Additions (reversal)	(1,605)	6,149	3,090
Utilization	(3,547)	(1,725)	(414)
Ending balance	9,023	14,175	9,751
Less non-current portion	0	0	0
Current balance	9,023	14,175	9,751
Contingent Consideration Provision
Disclosure Of Provisions Used [Line Items]
Beginning balance	0	24,000	24,000
Additions (reversal)	0	59	0
Utilization	0	(24,059)	0
Ending balance	0	0	24,000
Less non-current portion	0	0	0
Current balance	$ 0	$ 0	$ 24,000